Expense Example	Apr. 28, 2026 USD ($)
Rational Equity Armor Fund | Rational Equity Armor Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	2,388
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
Rational Equity Armor Fund | Rational Equity Armor Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	344
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,746
Rational Premium Income Fund | Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,209
Expense Example, with Redemption, 5 Years	1,748
Expense Example, with Redemption, 10 Years	3,213
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	698
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,634
Rational Premium Income Fund | Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	407
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,691
Expense Example, with Redemption, 10 Years	3,560
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	614
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,107
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,452
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	1,398
Expense Example, with Redemption, 5 Years	2,119
Expense Example, with Redemption, 10 Years	4,018
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,407
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	407
Expense Example, with Redemption, 3 Years	1,206
Expense Example, with Redemption, 5 Years	2,116
Expense Example, with Redemption, 10 Years	4,440
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	792
Expense Example, with Redemption, 3 Years	1,333
Expense Example, with Redemption, 5 Years	1,898
Expense Example, with Redemption, 10 Years	3,428
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	720
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	2,744
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	405
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,725
Expense Example, with Redemption, 10 Years	3,634
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,191
Expense Example, with Redemption, 10 Years	2,063
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,342
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,423
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,515
Expense Example, with Redemption, 10 Years	2,721
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,094
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	375
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	3,051
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	1,406
Expense Example, with Redemption, 5 Years	2,134
Expense Example, with Redemption, 10 Years	4,050
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	1,016
Expense Example, with Redemption, 5 Years	1,842
Expense Example, with Redemption, 10 Years	3,989
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	408
Expense Example, with Redemption, 3 Years	1,310
Expense Example, with Redemption, 5 Years	2,314
Expense Example, with Redemption, 10 Years	$ 4,831